CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash at bank	$ 194,590	$ 60,790
Accounts receivable, net of allowance of $nil	264,749	329,891
Inventories	1,487,683	224,879
Due from related companies	188,202	772,661
Prepaid expenses and other current assets	301,370	141,017
Total current assets	2,436,594	1,529,238
Other assets
Deposit for acquisition	0	446,192
Right-of-use assets	1,005,649	294,188
Property, plant and equipment, net	15,353	9,839
Total other assets	1,021,002	750,219
Total assets	3,457,596	2,279,457
Current liabilities
Bank loan	402,254	460,030
Accrued expenses and other payables	206,262	66,673
Value added and other taxes payable	51,592	8,901
Lease liabilities, current	101,134	93,077
Total current liabilities	761,242	628,681
Non-current liabilities
Bank loan, non-current	261,251	0
Lease liabilities, noncurrent	934,610	170,966
Total non-current liabilities	1,195,861	170,966
Total liabilities	1,957,103	799,647
Stockholders' equity
Ordinary shares, 50,000,000 shares authorized at par value of $0.001 each; 17,145,000 shares issued and outstanding as of March 31, 2021 and 2020	17,145	17,145
Additional paid-in capital	1,563,472	1,563,472
Accumulated losses	(242,269)	(214,247)
Accumulated other comprehensive income	162,145	113,440
Total stockholders' equity	1,500,493	1,479,810
Total liabilities and stockholders' equity	$ 3,457,596	$ 2,279,457